Summary of Significant Accounting Policies - Impairment of Long-lived Assets and Value added taxes (Details) - CNY (¥) ¥ in Thousands			11 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2018	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of Long-lived Assets
Impairment of long-lived assets				¥ 0	¥ 0	¥ 0
Second-hand merchandise
Value added taxes
Value added tax (VAT), one (as a percent)				2.00%
Value added tax (VAT), two (as a percent)				3.00%
Brand new merchandise
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	13.00%	17.00%	16.00%
Service revenue
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)				6.00%